Acquisitions	12 Months Ended
Oct. 25, 2015
Acquisitions
Acquisitions

NOTE B

Acquisitions

On July 13, 2015, the Company acquired Applegate Farms, LLC (Applegate) of Bridgewater, New Jersey for a preliminary purchase price of $774.1 million in cash. The purchase price is preliminary pending final purchase accounting adjustments, and was funded by the Company with cash on hand and by utilizing short-term financing.

Applegate® is the No. 1 brand in natural and organic value-added prepared meats and this acquisition will allow the Company to expand the breadth of its protein offerings to provide consumers more choice in that fast growing category.

The acquisition was accounted for as a business combination using the acquisition method. The Company is in the process of obtaining an independent appraisal. Therefore, a preliminary allocation of the purchase price to the acquired assets, liabilities, and goodwill is presented in the table below.

(in thousands)
Accounts receivable	$ 25,574
Inventory	22,089
Prepaid and other assets	2,916
Property, plant and equipment	3,463
Intangible assets	275,900
Goodwill	488,476
Current liabilities	(23,420)

Deferred taxes	(20,935)

Purchase price	$ 774,063

Goodwill is calculated as the excess of the purchase price over the fair value of the net assets recognized. The goodwill recorded as part of the acquisition primarily reflects the value of the potential to expand presence in the natural and organic channels and the supply chain for natural and organic products. A portion of the goodwill balance is expected to be deductible for income tax purposes. The goodwill and intangible assets have been allocated to the Refrigerated Foods reporting segment.

The Company recognized approximately $9.0 million of transaction costs in fiscal year 2015 related to the acquisition and the charges were reported in selling, general and administrative expense in the Company’s Consolidated Statements of Operations.

Operating results for this acquisition have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the Refrigerated Foods reporting segment. The acquisition contributed $92.8 million of net sales since the date of acquisition.

On August 11, 2014, the Company acquired CytoSport Holdings, Inc. (CytoSport) of Benicia, California for a final purchase price of $420.9 million in cash. The purchase price was funded by the Company with cash on hand and by utilizing funds from its revolving line of credit. The agreement provides for a potential additional payment of up to $20.0 million subject to meeting specific financial performance criteria over the two years subsequent to the year of acquisition. The Company recognized a $10.3 million liability related to this potential payment through purchase accounting. In fiscal year 2015, the Company had a positive $8.9 million adjustment related to this accrual due to a current evaluation of net sales and earnings targets associated with the acquisition.

CytoSport is the maker of Muscle Milk® products and is a leading provider of premium protein products in the sports nutrition category. CytoSport’s brands align with the Company’s focus on protein while further diversifying the Company’s portfolio.

The acquisition was accounted for as a business combination using the acquisition method. The Company has estimated the acquisition date fair values of the assets acquired and liabilities assumed, using independent appraisals and other analyses, and determined final working capital adjustments. The final allocation of the purchase price to the acquired assets, liabilities, and goodwill is presented in the table below.

(in thousands)
Accounts receivable	$ 30,580
Inventory	62,246
Prepaid and other assets	3,133
Property, plant and equipment	8,119
Intangible assets	188,500
Goodwill	270,925
Current liabilities	(52,811)

Long-term liabilities	(30,140)

Deferred taxes	(59,700)

Purchase price	$ 420,852

The liabilities shown above include $15.0 million representing potential payments owed under a supplier agreement, which are contingent on future production levels through fiscal year 2018.

Goodwill is calculated as the excess of the purchase price over the fair value of the net assets recognized. The goodwill recorded as part of the acquisition primarily reflects the value of the assembled workforce, manufacturing synergies, and the potential to expand presence in alternate channels. The goodwill balance is not expected to be deductible for income tax purposes. The goodwill and intangible assets have been allocated to the Specialty Foods and International & Other reporting segments.

Operating results for this acquisition have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are reflected in the Specialty Foods and International & Other reporting segments. The acquisition contributed an incremental $249.7 million of net sales for fiscal year 2015, and incremental $73.5 million of net sales for fiscal year 2014. The Company recognized approximately $4.8 million of transaction costs in fiscal year 2014 related to the acquisition and the charges were reported in selling, general and administrative expense in the Consolidated Statement of Operations.

On November 26, 2013, the Company acquired the China based SKIPPY® peanut butter business from Conopco, Inc. (doing business as Unilever United States Inc.), of Englewood Cliffs, N.J. for a final purchase price of $41.9 million in cash. This acquisition included the Weifang, China manufacturing facility and all sales in Mainland China. The purchase price was funded by the Company with cash on hand.

SKIPPY® is a well-established brand that allows the Company to expand its presence in the center of the store with a non-meat protein product and reinforces the Company’s balanced product portfolio. The acquisition also provides the opportunity to strengthen the Company’s global presence and complements the international sales strategy for the SPAM® family of products.

On January 31, 2013, the Company had previously acquired the United States based SKIPPY® peanut butter business from Unilever United States Inc. for a final purchase price of $665.4 million in cash. This acquisition included the Little Rock, Arkansas manufacturing facility and all sales worldwide, except sales in Mainland China. The purchase price was funded by the Company with cash on hand generated from operations and liquidating marketable securities.

The acquisition was accounted for as a business combination using the acquisition method. The Company estimated the acquisition date fair values of the assets acquired and liabilities assumed, using independent appraisals and other analyses, and determined final working capital adjustments. Therefore, an allocation of the final purchase price to the acquired assets, liabilities, and goodwill is presented in the table below.

(in thousands)
Inventory	$ 49,156
Property, plant and equipment	48,461
Intangible assets	264,500
Goodwill	303,597
Current liabilities	(299)
Purchase price	$ 665,415

Goodwill is calculated as the excess of the purchase price over the fair value of the net assets recognized. The goodwill recorded as part of the acquisition primarily reflects the value of the assembled workforce, cost synergies, and the potential to integrate and expand existing product lines. The goodwill balance is expected to be deductible for income tax purposes. The goodwill and intangible assets have been allocated to the Grocery Products and International & Other reporting segments.

The Company recognized approximately $7.7 million of transaction costs in fiscal year 2013 (excluding transitional service expenses) related to the acquisition and the charges were reported in selling, general and administrative expense in the Consolidated Statement of Operations.

Operating results for both of these SKIPPY® acquisitions have been included in the Company’s Consolidated Statements of Operations from the date of acquisition and are primarily reflected in the Grocery Products and International & Other reporting segments. The China based business contributed an incremental $28.9 million of net sales for fiscal year 2014. The United States based business contributed an incremental $86.5 million of net sales for the first quarter of fiscal year 2014, and an incremental $272.8 million of net sales for fiscal year 2013.

Pro forma results of operations are not presented, as no acquisitions in fiscal years 2015, 2014, or 2013 were considered material, individually or in the aggregate, to the consolidated Company.